Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Detailed Information About Intangible Assets

(in thousands)	Goodwill	Concessions, licenses and similar rights	Advance payments	Total
Acquisition costs
As of January 1, 2018	€534	€85,271	€3,565	€89,370
Additions	-	12,150	3,128	15,278
Disposals	-	-	(765)	(765)
Reclassifications	-	4,431	(4,431)	-
As of December 31, 2018	€534	€101,853	€1,497	€103,883
As of January 1, 2019	€534	€101,853	€1,497	€103,883
Additions	-	11,744	1,529	13,273
Disposals	-	(133)	(477)	(610)
Reclassifications	-	146	(146)	-
Currency differences	-	(23)	-	(23)
Acquisition of subsidiaries and businesses, net of cash acquired	2,444	2,726	-	5,170
As of December 31, 2019	€2,978	€116,313	€2,403	€121,693

(in thousands)	Goodwill	Concessions, licenses and similar rights	Advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2018	-	€5,833	-	€5,833
Depreciation	-	10,009	-	10,009
As of December 31, 2018	-	€15,842	-	€15,842
As of January 1, 2019	-	€15,842	-	€15,842
Depreciation	-	16,502	-	16,502
Disposals	-	(81)	-	(81)
Currency differences	-	(3)	-	(3)
As of December 31, 2019	-	€32,260	-	€32,260

(in thousands)	Goodwill	Concessions, licenses and similar rights	Advance payments	Total
Carrying amount
As of January 1, 2018	€534	€79,438	€3,565	€83,537
As of December 31, 2018	€534	€86,011	€1,497	€88,042
As of December 31, 2019	€2,978	€84,053	€2,403	€89,434

Summary of Goodwill Recognized	The goodwill acquired in the respective business combinations for the dates indicated is presented in the following table:

	MAB Discovery		JPT Peptide Technologies		reBOOST		Total
(in thousands)	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018
Goodwill	€2,205	-	€534	€534	€239	-	€2,978	€534